Short-term borrowings and long-term debt (Tables)	12 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Short-Term Borrowings

Short-term borrowings are comprised of the following:

	Yen in millions
	March 31
	2018	2019
Unsecured loans:
with a weighted-average interest rate of 3.95%	64,480
with a weighted-average interest rate of 2.52%		55,186
Secured loans:
with a weighted-average interest rate of 0.12%	27
Repurchase agreement:
with a weighted-average interest rate of 0.18%	335,586
with a weighted-average interest rate of 0.56%		432,820
Secured call money:
with a weighted-average interest rate of (0.07)%	96,000
with a weighted-average interest rate of 0.18%		130,612

	496,093	618,618

Long-Term Debt

Long-term debt is comprised of the following:

	Yen in millions
	March 31
	2018	2019
Unsecured loans, representing obligations principally to banks:
Due 2018 to 2024, with interest rates ranging from 0.01% to 5.10% per annum	49,454
Due 2019 to 2024, with interest rates ranging from 0.01 % to 7.89 % per annum		57,321
Unsecured 0.86% bonds, due 2018	150,000
Unsecured 2.00% bonds, due 2018	16,300
Unsecured 0.05% bonds, due 2019	69,879	69,964
Unsecured 2.07% bonds, due 2019	50,000	50,000
Unsecured 0.23% bonds, due 2021	89,744	89,819
Unsecured 0.11% bonds, due 2022	10,000	10,000
Unsecured 1.41% bonds, due 2022	10,000	10,000
Unsecured 0.28% bonds, due 2023	15,000	15,000
Unsecured 0.22% bonds, due 2025	10,000	10,000
Unsecured 0.42% bonds, due 2026	24,899	24,911
Unsecured zero coupon convertible bonds, due 2022, conversion price 5,008.0 yen per common share	119,976	119,961
Secured 0.00% loans, due 2019 to 2022	170,002
Secured 0.00% loans, due 2020 to 2023		200,003
Capital lease obligations and other:
Due 2018 to 2047, with interest rates ranging from 0.36% to 11.88% per annum	52,929
Due 2019 to 2048, with interest rates ranging from 0.36% to 9.14% per annum		72,991
Guarantee deposits received	10,790	10,863

	848,973	740,833
Less — Portion due within one year	225,522	172,461

	623,451	568,372

Aggregate Amounts of Annual Maturities of Long-Term Debt

Aggregate amounts of annual maturities of long-term debt are as follows:

Fiscal year ending March 31	Yen in millions
2020	172,461
2021	41,466
2022	186,004
2023	227,987
2024	18,102
Later fiscal years	94,813

Total	740,833